Quarterly Holdings Report
for
Fidelity® High Yield Factor ETF
November 30, 2023
HIE-NPRT1-0124
1.9887637.105
Nonconvertible Bonds - 97.8%
	Principal Amount (a)	Value ($)
Aerospace - 3.7%
Bombardier, Inc.:
7.5% 2/1/29 (b)	1,433,000	1,419,848
7.875% 4/15/27 (b)	218,000	218,173
Hexcel Corp. 4.95% 8/15/25	269,000	266,306
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	500,000	526,530
TransDigm, Inc.:
4.875% 5/1/29	3,525,000	3,194,318
6.25% 3/15/26 (b)	2,230,000	2,214,615
6.875% 12/15/30 (b)	1,329,000	1,330,661
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	500,000	414,230
TOTAL AEROSPACE		9,584,681
Air Transportation - 1.6%
Air Canada 3.875% 8/15/26 (b)	600,000	560,047
Allegiant Travel Co. 7.25% 8/15/27 (b)	270,000	256,500
American Airlines, Inc.:
7.25% 2/15/28 (b)	265,000	261,726
8.5% 5/15/29 (b)(c)	430,000	443,563
11.75% 7/15/25 (b)	34,900	38,193
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	538,028	529,666
Bristow Group, Inc. 6.875% 3/1/28 (b)	166,000	158,100
Rand Parent LLC 8.5% 2/15/30 (b)	300,000	283,571
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	404,000	290,880
United Airlines, Inc. 4.375% 4/15/26 (b)	874,900	831,970
United Continental Holdings, Inc. 4.875% 1/15/25	369,000	362,543
TOTAL AIR TRANSPORTATION		4,016,759
Automotive & Auto Parts - 3.9%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	2,845,000	2,376,217
EquipmentShare.Com, Inc. 9% 5/15/28 (b)	300,000	295,500
Ford Motor Credit Co. LLC:
4.687% 6/9/25	1,143,000	1,110,428
6.8% 5/12/28	3,000,000	3,052,162
6.95% 3/6/26	1,400,000	1,412,612
Gates Global LLC/Gates Global Co. 6.25% 1/15/26 (b)	175,000	173,100
Jaguar Land Rover Automotive PLC 7.75% 10/15/25 (b)	175,000	176,748
LCM Investments Holdings 8.25% 8/1/31 (b)	365,000	366,905
Macquarie AirFinance Holdings 8.125% 3/30/29 (b)	265,000	270,075
Tenneco, Inc. 8% 11/17/28 (b)	500,000	411,655
Thor Industries, Inc. 4% 10/15/29 (b)	443,000	380,162
TOTAL AUTOMOTIVE & AUTO PARTS		10,025,564
Banks & Thrifts - 1.1%
AG TTMT Escrow Issuer LLC 8.625% 9/30/27 (b)	500,000	518,638
PennyMac Financial Services, Inc. 5.75% 9/15/31 (b)	700,000	617,398
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)	1,065,000	935,425
UniCredit SpA:
5.459% 6/30/35 (b)(d)	800,000	698,848
7.296% 4/2/34 (b)(d)	89,693	87,839
TOTAL BANKS & THRIFTS		2,858,148
Broadcasting - 4.3%
AMC Networks, Inc. 4.75% 8/1/25	500,000	474,483
Clear Channel Outdoor Holdings, Inc. 9% 9/15/28 (b)	500,000	505,000
DISH Network Corp. 11.75% 11/15/27 (b)	2,300,000	2,283,043
Gray Television, Inc. 7% 5/15/27 (b)	845,000	767,894
iHeartCommunications, Inc. 4.75% 1/15/28 (b)	500,000	381,530
Nexstar Media, Inc. 4.75% 11/1/28 (b)	1,902,000	1,683,552
Sinclair Television Group, Inc. 4.125% 12/1/30 (b)	500,000	351,250
Sirius XM Radio, Inc.:
3.125% 9/1/26 (b)	1,729,000	1,590,680
3.875% 9/1/31 (b)	500,000	404,558
TEGNA, Inc.:
4.625% 3/15/28	1,329,000	1,208,632
5% 9/15/29	500,000	444,350
Univision Communications, Inc.:
7.375% 6/30/30 (b)	505,000	495,609
8% 8/15/28 (b)	420,000	424,553
TOTAL BROADCASTING		11,015,134
Building Materials - 0.8%
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	300,000	293,250
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	290,000	289,676
Griffon Corp. 5.75% 3/1/28	660,000	623,788
Jeld-Wen, Inc. 4.625% 12/15/25 (b)	235,000	225,013
Smyrna Ready Mix LLC 8.875% 11/15/31 (b)	400,000	406,840
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	367,000	321,687
TOTAL BUILDING MATERIALS		2,160,254
Cable/Satellite TV - 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (b)	711,000	554,629
4.5% 5/1/32	1,311,000	1,079,775
6.375% 9/1/29 (b)	1,168,000	1,126,922
CSC Holdings LLC:
4.5% 11/15/31 (b)	1,050,000	743,065
11.25% 5/15/28 (b)	500,000	499,122
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	673,000	605,593
Dolya Holdco 18 DAC 5% 7/15/28 (b)	450,000	403,828
Ziggo BV 4.875% 1/15/30 (b)	1,000,000	855,922
TOTAL CABLE/SATELLITE TV		5,868,856
Capital Goods - 0.8%
ATS Corp. 4.125% 12/15/28 (b)	440,000	388,300
EnerSys 4.375% 12/15/27 (b)	1,088,000	995,693
Patrick Industries, Inc. 4.75% 5/1/29 (b)	886,000	765,687
TOTAL CAPITAL GOODS		2,149,680
Chemicals - 2.3%
Avient Corp. 5.75% 5/15/25 (b)	105,000	104,632
CVR Partners LP 6.125% 6/15/28 (b)	320,000	293,584
INEOS Quattro Finance 2 PLC:
3.375% 1/15/26 (b)	480,000	450,710
9.625% 3/15/29 (b)	500,000	516,374
NOVA Chemicals Corp. 8.5% 11/15/28 (b)	180,000	185,940
Nufarm Australia Ltd. 5% 1/27/30 (b)	455,000	403,089
Olin Corp. 5% 2/1/30	1,861,300	1,709,090
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)	700,000	719,988
The Chemours Co. LLC 5.75% 11/15/28 (b)	1,702,000	1,540,611
TOTAL CHEMICALS		5,924,018
Consumer Products - 2.3%
BlueLinx Corp. 6% 11/15/29 (b)	225,000	202,130
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	556,000	531,193
Grubhub Holdings, Inc. 5.5% 7/1/27 (b)	86,000	69,123
Newell Brands, Inc. 6.375% 9/15/27	300,000	292,756
Rakuten Group, Inc. 10.25% 11/30/24 (b)	1,000,000	1,017,499
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	2,853,000	2,292,403
TripAdvisor, Inc. 7% 7/15/25 (b)	1,224,000	1,228,125
Verde Purchaser LLC 10.5% 11/30/30 (b)	200,000	200,149
TOTAL CONSUMER PRODUCTS		5,833,378
Containers - 1.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 5.25% 4/30/25 (b)	161,000	156,900
Ball Corp.:
5.25% 7/1/25	263,000	261,593
6.875% 3/15/28	728,000	743,616
BWAY Holding Co. 7.875% 8/15/26 (b)	730,000	725,169
LABL, Inc. 9.5% 11/1/28 (b)	300,000	289,500
Sealed Air Corp./Sealed Air Corp. U.S. 6.125% 2/1/28 (b)	390,000	385,790
TOTAL CONTAINERS		2,562,568
Diversified Financial Services - 7.3%
BrightSphere Investment Group, Inc. 4.8% 7/27/26	1,496,000	1,417,079
Castlelake Aviation Finance 5% 4/15/27 (b)	414,000	380,973
Coinbase Global, Inc. 3.625% 10/1/31 (b)	500,000	367,669
Credit Acceptance Corp. 6.625% 3/15/26	1,351,000	1,332,203
Enova International, Inc. 8.5% 9/15/25 (b)	325,000	318,869
First Cash Financial Services, Inc. 5.625% 1/1/30 (b)	2,672,000	2,501,204
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	525,000	534,090
Freedom Mortgage Corp.:
12% 10/1/28 (b)	300,000	316,950
12.25% 10/1/30 (b)	300,000	316,530
GGAM Finance Ltd. 8% 2/15/27 (b)	275,000	276,782
Gn Bondco LLC 9.5% 10/15/31 (b)	120,000	113,982
goeasy Ltd. 9.25% 12/1/28 (b)	500,000	513,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375% 2/1/29	1,068,000	875,656
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)	513,000	446,639
LPL Holdings, Inc. 4% 3/15/29 (b)	2,719,000	2,425,628
MidCap Financial Issuer Trust 5.625% 1/15/30 (b)	250,000	201,250
Nationstar Mortgage Holdings, Inc.:
5.5% 8/15/28 (b)	883,000	817,104
6% 1/15/27 (b)	550,000	530,750
Navient Corp.:
9.375% 7/25/30	728,000	746,758
11.5% 3/15/31	500,000	537,900
OneMain Finance Corp.:
3.875% 9/15/28	897,000	770,383
6.625% 1/15/28	521,000	506,341
9% 1/15/29	972,000	1,002,464
PRA Group, Inc. 8.375% 2/1/28 (b)	337,000	305,828
StoneX Group, Inc. 8.625% 6/15/25 (b)	1,081,000	1,086,715
TOTAL DIVERSIFIED FINANCIAL SERVICES		18,643,347
Diversified Media - 0.5%
Lamar Media Corp. 3.625% 1/15/31	1,443,000	1,235,085
Energy - 18.7%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)	185,000	185,925
AmeriGas Partners LP/AmeriGas Finance Corp. 9.375% 6/1/28 (b)	500,000	512,945
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 6/15/29 (b)	633,000	592,769
Antero Resources Corp. 8.375% 7/15/26 (b)	275,000	283,926
Baytex Energy Corp.:
8.5% 4/30/30 (b)	2,678,000	2,738,550
8.75% 4/1/27 (b)	195,000	200,038
Buckeye Partners LP 4.5% 3/1/28 (b)	1,370,000	1,249,982
California Resources Corp. 7.125% 2/1/26 (b)	140,000	140,847
Centennial Resource Production LLC 7% 1/15/32 (b)	670,000	671,834
Chord Energy Corp. 6.375% 6/1/26 (b)	508,000	504,723
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	715,000	708,489
7% 6/15/25 (b)	124,000	122,665
8.375% 1/15/29 (b)	650,000	655,263
Civitas Resources, Inc.:
5% 10/15/26 (b)	1,131,000	1,078,554
8.625% 11/1/30 (b)	300,000	310,717
8.75% 7/1/31 (b)	710,000	734,828
CNX Midstream Partners LP 4.75% 4/15/30 (b)	403,000	350,903
Comstock Resources, Inc. 6.75% 3/1/29 (b)	100,000	92,067
Coronado Finance Pty Ltd. 10.75% 5/15/26 (b)	160,000	166,675
CVR Energy, Inc. 5.75% 2/15/28 (b)	2,760,000	2,552,200
Delek Logistics Partners LP 7.125% 6/1/28 (b)	1,975,000	1,860,746
DT Midstream, Inc. 4.125% 6/15/29 (b)	800,000	718,216
Energy Ventures GoM LLC / EnVen Finance Corp. 11.75% 4/15/26 (b)	150,000	155,250
EQM Midstream Partners LP 7.5% 6/1/27 (b)	728,000	744,079
Genesis Energy LP/Genesis Energy Finance Corp. 8.875% 4/15/30	600,000	610,018
Harvest Midstream I LP 7.5% 9/1/28 (b)	50,000	49,269
HF Sinclair Corp. 5% 2/1/28 (c)	460,000	422,501
Hilcorp Energy I LP/Hilcorp Finance Co. 8.375% 11/1/33 (b)	500,000	515,037
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	500,000	519,957
Independence Energy Finance LLC 7.25% 5/1/26 (b)	402,000	398,985
Matador Resources Co.:
5.875% 9/15/26	165,300	162,224
6.875% 4/15/28 (b)	1,751,000	1,754,905
Moss Creek Resources Holdings, Inc. 7.5% 1/15/26 (b)	362,000	353,852
Nabors Industries, Inc.:
7.375% 5/15/27 (b)	200,000	193,374
9.125% 1/31/30 (b)	230,000	230,598
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	3,415,000	3,243,560
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	306,000	309,157
8.75% 6/15/31 (b)	3,532,000	3,664,450
NuStar Logistics LP 5.625% 4/28/27	160,000	157,505
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	465,000	446,665
7.875% 9/15/30 (b)	450,000	450,000
Perenti Finance Pty Ltd. 6.5% 10/7/25 (b)	530,000	518,738
Rockies Express Pipeline LLC 4.8% 5/15/30 (b)	504,000	451,249
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	120,000	122,946
Shelf Drilling Holding Ltd. 9.625% 4/15/29 (b)	1,000,000	963,750
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	500,000	501,960
SM Energy Co. 6.75% 9/15/26	450,000	444,120
Summit Midstream Holdings LLC 9% 10/15/26 (b)	300,000	298,151
Sunnova Energy Corp. 11.75% 10/1/28 (b)	200,000	171,541
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,510,000	1,376,278
7% 9/15/28 (b)	1,329,000	1,340,467
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31 (b)	500,000	448,327
7.5% 10/1/25 (b)	105,000	105,603
Talos Production, Inc. 12% 1/15/26	105,000	108,667
Tervita Corp. 11% 12/1/25 (b)	510,000	530,946
Transocean Aquila Ltd. 8% 9/30/28 (b)	500,000	500,985
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)	222,000	226,440
U.S.A. Compression Partners LP:
6.875% 4/1/26	1,870,000	1,859,437
6.875% 9/1/27	296,000	292,189
Valaris Ltd. 8.375% 4/30/30 (b)	300,000	301,791
Venture Global Calcasieu Pass LLC 6.25% 1/15/30 (b)	820,000	804,721
Venture Global LNG, Inc.:
8.125% 6/1/28 (b)	924,000	916,116
9.5% 2/1/29 (b)	500,000	515,898
9.875% 2/1/32 (b)	972,000	996,147
Vital Energy, Inc.:
7.75% 7/31/29 (b)	214,000	196,174
9.75% 10/15/30	500,000	501,018
10.125% 1/15/28	676,000	688,327
Weatherford International Ltd. 8.625% 4/30/30 (b)	1,922,000	1,987,108
TOTAL ENERGY		47,983,342
Entertainment/Film - 0.7%
Live Nation Entertainment, Inc. 4.875% 11/1/24 (b)	1,195,000	1,181,556
Resorts World Las Vegas LLC / RWLV Capital, Inc. 8.45% 7/27/30 (b)	515,000	509,486
TOTAL ENTERTAINMENT/FILM		1,691,042
Environmental - 1.3%
GFL Environmental, Inc. 4% 8/1/28 (b)	3,730,000	3,327,927
Food & Drug Retail - 1.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.5% 2/15/28 (b)	878,000	881,630
Murphy Oil U.S.A., Inc. 4.75% 9/15/29	2,526,000	2,323,992
Parkland Corp. 5.875% 7/15/27 (b)	614,000	601,879
TOTAL FOOD & DRUG RETAIL		3,807,501
Food/Beverage/Tobacco - 3.3%
HLF Financing SARL LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)	300,000	212,778
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (b)	883,000	790,475
Performance Food Group, Inc. 4.25% 8/1/29 (b)	4,521,000	4,043,456
Post Holdings, Inc. 4.5% 9/15/31 (b)	883,000	768,762
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	1,421,000	1,325,083
Vector Group Ltd. 5.75% 2/1/29 (b)	1,432,000	1,274,663
TOTAL FOOD/BEVERAGE/TOBACCO		8,415,217
Gaming - 2.3%
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)	322,300	320,445
8.125% 7/1/27 (b)	250,000	254,688
Carnival Corp. 10.5% 6/1/30 (b)	680,000	725,072
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (b)	1,066,000	1,000,862
Churchill Downs, Inc. 5.5% 4/1/27 (b)	246,000	237,372
International Game Technology PLC 4.125% 4/15/26 (b)	205,000	195,621
Las Vegas Sands Corp. 3.9% 8/8/29	750,000	669,450
MGM Resorts International 6.75% 5/1/25	151,000	151,302
Ontario Gaming GTA LP 8% 8/1/30 (b)	145,000	146,466
Premier Entertainment Sub LLC 5.625% 9/1/29 (b)	400,000	289,488
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (b)	677,000	631,275
Scientific Games Corp. 7.5% 9/1/31 (b)	210,000	213,080
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	1,197,000	1,191,649
TOTAL GAMING		6,026,770
Healthcare - 3.7%
AMN Healthcare 4% 4/15/29 (b)	866,000	767,770
Bausch & Lomb Escrow Corp. 8.375% 10/1/28 (b)	400,000	409,000
Bausch Health Companies, Inc. 4.875% 6/1/28 (b)	2,495,000	1,269,757
Community Health Systems, Inc. 4.75% 2/15/31 (b)	1,751,000	1,284,674
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	545,000	492,953
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)	1,417,000	1,197,669
Mozart Borrower LP:
3.875% 4/1/29 (b)	300,000	266,264
5.25% 10/1/29 (b)	345,000	312,213
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (b)	150,000	118,018
RegionalCare Hospital Partners Holdings, Inc.:
9.875% 8/15/30 (b)	300,000	291,735
11% 10/15/30 (b)	300,000	300,800
Star Parent, Inc. 9% 10/1/30 (b)	400,000	415,424
Tenet Healthcare Corp. 4.375% 1/15/30	2,625,000	2,346,422
TOTAL HEALTHCARE		9,472,699
Homebuilders/Real Estate - 3.5%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)	304,000	262,580
Arcosa, Inc. 4.375% 4/15/29 (b)	230,000	205,135
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 5.75% 5/15/26 (b)	450,000	426,756
DTZ U.S. Borrower LLC 8.875% 9/1/31 (b)	500,000	501,231
Greystar Real Estate Partners 7.75% 9/1/30 (b)	130,000	132,251
HAT Holdings I LLC/HAT Holdings II LLC 6% 4/15/25 (b)	790,000	778,774
Howard Hughes Corp. 4.125% 2/1/29 (b)	800,000	686,000
Kennedy-Wilson, Inc. 4.75% 2/1/30	1,106,000	845,426
LGI Homes, Inc.:
4% 7/15/29 (b)	860,000	707,934
8.75% 12/15/28 (b)	200,000	205,720
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	1,000,000	616,177
Office Properties Income Trust 2.65% 6/15/26	353,000	242,647
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	20,000	13,462
RHP Hotel Properties LP/RHP Finance Corp. 7.25% 7/15/28 (b)	400,000	406,213
Service Properties Trust:
4.65% 3/15/24	113,000	112,852
4.75% 10/1/26	889,000	809,410
5.25% 2/15/26	181,000	170,140
7.5% 9/15/25	408,300	409,956
8.625% 11/15/31 (b)	300,000	307,660
Starwood Property Trust, Inc. 4.375% 1/15/27 (b)	502,000	459,330
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (b)	773,000	760,339
TOTAL HOMEBUILDERS/REAL ESTATE		9,059,993
Hotels - 0.5%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)	75,000	81,555
Travel+Leisure Co. 6.625% 7/31/26 (b)	370,000	369,839
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	805,000	740,934
TOTAL HOTELS		1,192,328
Insurance - 0.4%
National Financial Partners Corp. 8.5% 10/1/31 (b)	250,000	258,214
NMI Holdings, Inc. 7.375% 6/1/25 (b)	725,000	729,096
TOTAL INSURANCE		987,310
Leisure - 4.1%
Carnival Corp.:
4% 8/1/28 (b)	2,458,000	2,232,416
6% 5/1/29 (b)	272,000	250,267
7.625% 3/1/26 (b)	102,000	102,563
9.875% 8/1/27 (b)	410,000	428,464
NCL Corp. Ltd.:
8.125% 1/15/29 (b)	1,775,000	1,807,415
8.375% 2/1/28 (b)	500,000	517,226
Royal Caribbean Cruises Ltd.:
5.5% 8/31/26 (b)	1,202,000	1,169,302
8.25% 1/15/29 (b)	250,000	261,471
11.625% 8/15/27 (b)	3,229,000	3,501,941
Viking Cruises Ltd. 9.125% 7/15/31 (b)	300,000	312,019
TOTAL LEISURE		10,583,084
Metals/Mining - 5.5%
Arsenal AIC Parent LLC 8% 10/1/30 (b)	170,000	173,453
Cleveland-Cliffs, Inc. 5.875% 6/1/27	596,000	585,057
Eldorado Gold Corp. 6.25% 9/1/29 (b)	300,000	268,800
ERO Copper Corp. 6.5% 2/15/30 (b)	500,000	427,575
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)	390,000	311,337
FMG Resources Pty Ltd.:
4.375% 4/1/31 (b)	203,000	177,120
5.875% 4/15/30 (b)	5,753,000	5,530,922
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	782,000	742,891
Mineral Resources Ltd.:
8% 11/1/27 (b)	500,000	500,963
8.125% 5/1/27 (b)	815,000	817,567
8.5% 5/1/30 (b)	2,706,000	2,735,658
9.25% 10/1/28 (b)	1,773,000	1,833,637
TOTAL METALS/MINING		14,104,980
Paper - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	360,000	349,392
Louisiana-Pacific Corp. 3.625% 3/15/29 (b)	483,000	418,905
Mercer International, Inc. 12.875% 10/1/28 (b)	200,000	208,079
TOTAL PAPER		976,376
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (b)	2,201,000	1,897,444
Services - 4.7%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625% 7/15/26 (b)	815,000	791,922
Aramark Services, Inc. 5% 4/1/25 (b)	150,000	148,853
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)	518,000	485,460
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)	400,000	414,732
CoreCivic, Inc. 8.25% 4/15/26	429,000	437,539
Iron Mountain, Inc.:
5% 7/15/28 (b)	2,239,000	2,090,805
5.25% 7/15/30 (b)	904,000	829,015
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	700,000	652,750
Ritchie Bros. Holdings, Inc. 7.75% 3/15/31 (b)	1,792,000	1,859,379
Sabre GLBL, Inc. 8.625% 6/1/27 (b)	31,000	25,883
TriNet Group, Inc. 3.5% 3/1/29 (b)	2,322,000	2,020,140
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	270,000	253,768
Williams Scotsman, Inc. 4.625% 8/15/28 (b)	2,392,000	2,198,822
TOTAL SERVICES		12,209,068
Steel - 0.5%
ATI, Inc. 7.25% 8/15/30	883,000	887,145
Carpenter Technology Corp. 7.625% 3/15/30	500,000	507,543
TOTAL STEEL		1,394,688
Super Retail - 2.6%
Asbury Automotive Group, Inc. 4.75% 3/1/30	1,362,000	1,220,997
Bath & Body Works, Inc.:
6.875% 11/1/35	687,000	649,974
9.375% 7/1/25 (b)	858,000	896,536
EG Global Finance PLC 12% 11/30/28 (b)	300,000	312,000
Gap, Inc. 3.625% 10/1/29 (b)	300,000	246,977
Group 1 Automotive, Inc. 4% 8/15/28 (b)	2,289,000	2,062,820
Nordstrom, Inc. 4.25% 8/1/31	600,000	473,700
QVC, Inc. 4.375% 9/1/28	500,000	337,489
Sally Holdings LLC 5.625% 12/1/25	105,000	103,356
Staples, Inc. 7.5% 4/15/26 (b)	500,000	442,497
TOTAL SUPER RETAIL		6,746,346
Technology - 3.4%
Alteryx, Inc. 8.75% 3/15/28 (b)	435,000	437,441
Atkore, Inc. 4.25% 6/1/31 (b)	792,000	673,118
Cloud Software Group, Inc. 6.5% 3/31/29 (b)	1,009,000	929,167
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	300,000	307,737
CommScope, Inc. 4.75% 9/1/29 (b)	500,000	313,750
Consensus Cloud Solutions, Inc. 6.5% 10/15/28 (b)	1,041,000	940,231
Gen Digital, Inc. 5% 4/15/25 (b)	193,000	191,437
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)	540,000	475,522
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (b)	2,909,000	2,526,437
MicroStrategy, Inc. 6.125% 6/15/28 (b)	195,000	179,816
NCR Atleos Corp. 9.5% 4/1/29 (b)	300,000	309,807
PTC, Inc. 3.625% 2/15/25 (b)	440,000	427,919
Seagate HDD Cayman:
3.125% 7/15/29	203	158
8.25% 12/15/29 (b)	255,000	270,819
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	470,000	366,194
Xerox Corp. 4.8% 3/1/35	250,000	174,940
Xerox Holdings Corp. 5% 8/15/25 (b)	105,000	100,509
TOTAL TECHNOLOGY		8,625,002
Telecommunications - 4.8%
Altice Financing SA 5.75% 8/15/29 (b)	800,000	657,596
Altice France SA:
5.5% 10/15/29 (b)	1,810,000	1,305,965
8.125% 2/1/27 (b)	199,000	171,174
Cogent Communications Group, Inc. 7% 6/15/27 (b)	1,796,000	1,764,570
Consolidated Communications, Inc. 5% 10/1/28 (b)	300,000	234,750
Dycom Industries, Inc. 4.5% 4/15/29 (b)	975,000	881,410
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	1,016,000	911,524
6% 1/15/30 (b)	555,000	444,695
8.75% 5/15/30 (b)	443,000	441,743
Hughes Satellite Systems Corp. 6.625% 8/1/26	500,000	393,253
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	700,000	648,663
Level 3 Financing, Inc. 10.5% 5/15/30 (b)	415,000	384,913
Sabre GLBL, Inc. 9.25% 4/15/25 (b)	900	822
Telecom Italia Capital SA 7.2% 7/18/36	1,541,000	1,499,053
ViaSat, Inc.:
5.625% 4/15/27 (b)	700,000	648,375
7.5% 5/30/31 (b)	200,000	143,000
Virgin Media Finance PLC 5% 7/15/30 (b)	500,000	417,832
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)	800,000	752,458
Windstream Escrow LLC 7.75% 8/15/28 (b)	300,000	247,332
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	400,000	305,186
TOTAL TELECOMMUNICATIONS		12,254,314
Textiles/Apparel - 0.0%
Foot Locker, Inc. 4% 10/1/29 (b)	127,000	102,517
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	50,000	43,250
TOTAL TEXTILES/APPAREL		145,767
Transportation Ex Air/Rail - 0.7%
RXO, Inc. 7.5% 11/15/27 (b)	1,702,000	1,747,290
Utilities - 2.6%
Calpine Corp. 5.25% 6/1/26 (b)	105,000	103,090
NRG Energy, Inc. 3.375% 2/15/29 (b)	1,065,000	911,482
PG&E Corp. 5.25% 7/1/30	2,699,000	2,535,346
Talen Energy Supply LLC 8.625% 6/1/30 (b)	450,000	471,429
Vistra Operations Co. LLC:
5.625% 2/15/27 (b)	757,000	736,342
7.75% 10/15/31 (b)	1,773,000	1,814,548
TOTAL UTILITIES		6,572,237
TOTAL NONCONVERTIBLE BONDS (Cost $256,948,569)		251,098,197

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e) (Cost $3,290,492)	3,289,834	3,290,492

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $260,239,061)	254,388,689
NET OTHER ASSETS (LIABILITIES) - 0.9%	2,233,085
NET ASSETS - 100.0%	256,621,774

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $200,865,603 or 78.3% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	6,320,516	38,713,423	41,743,447	42,771	-	-	3,290,492	0.0%
Total	6,320,516	38,713,423	41,743,447	42,771	-	-	3,290,492

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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